Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000205718 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000205718 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.70%
C000205718 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205718 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.10%
C000205718 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.80%
C000205718 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	29.50%
C000205718 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.80%
C000205718 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205719 [Member] | Others each less than 3 0 [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000205719 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.70%
C000205719 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205719 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	13.10%
C000205719 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	14.80%
C000205719 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	29.50%
C000205719 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.80%
C000205719 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%